Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Property and Equipment
Cost	$ 42,091	$ 43,637
Accumulated depreciation	28,584	31,156
Net	13,507	12,481
Computer equipment and software
Property and Equipment
Cost	38,362	39,261
Accumulated depreciation	25,220	27,507
Furniture and fixtures
Property and Equipment
Cost	581	1,193
Accumulated depreciation	480	1,076
Leasehold improvements
Property and Equipment
Cost	718	718
Accumulated depreciation	587	529
Equipment installed with customers
Property and Equipment
Cost	2,430	2,430
Accumulated depreciation	$ 2,297	2,044
Assets under construction
Property and Equipment
Cost		$ 35